Great-West Life & Annuity Insurance Company
8515 East Orchard Road
Englewood, Colorado 80111


May 3, 1999

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:     Maxim Series Account of
        Great-West Life & Annuity Insurance Company
        Certification Pursuant to Rule 497(j) under the Securities Act of 1933 File No. 33-44839

Ladies and Gentlemen:

In lieu of filing the form of Prospectus and Statement of Additional Information for Maxim Series Account (the "Fund") pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies that:

(1) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in post-effective amendment no. 2 to the Fund's registration statement on Form N-4, the most recent amendment to the Fund's registration statement.

(2) the text of post-effective amendment no. 2 to the Fund's registration statement on Form N-4, the most recent amendment to the Fund's registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 28, 1999.

If you should have any questions regarding the foregoing, please contact the undersigned at (303) 689-3831.

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Registrant)

By:     /s/ David T. Buhler
        Attorney
        Great-West Life & Annuity Insurance Company